Loans Receivable	6 Months Ended
Jun. 30, 2024
Loans Receivable
Loans Receivable

Note 6 – Loans Receivable

Loans receivable comprised the following:

	At June 30,	At December 31,
	2024	2023
G Mining Ventures Term Loan	$75.7	$—
SolGold Term Loan	10.2	—
Skeena Convertible Debenture	—	24.8
Loans receivable	$85.9	$24.8
Provision for expected credit losses	—	—
Loans receivable, net	$85.9	$24.8
Current	$10.2	$—
Non-Current	75.7	24.8
Loans receivable, net	$85.9	$24.8

(a)	G Mining Ventures Term Loan

On January 29, 2024 and April 19, 2024, the Company funded $42.0 million and $33.0 million, respectively, to G Mining Ventures for a total of $75.0 million pursuant to the G Mining Ventures Term Loan.

The G Mining Ventures Term Loan is a 6-year term loan, which bears interest at a rate of 3-Month SOFR +5.75% per annum, reducing to 3-Month SOFR +4.75% after completion tests have been achieved at the Tocantinzinho project. Repayment of principal, accrued interest, and accrued fees will begin in December 2025 with equal quarterly repayments followed by a final 25% repayment upon maturity in June 2028. Fees included a standby fee on undrawn amounts of 1.0% per annum and a 2.0% original issue discount paid on principal amounts drawn.

The G Mining Ventures Term Loan is measured at amortized cost less any impairment loss allowance. The Company determined that the impairment loss allowance on the G Mining Ventures Term Loan at the end of the reporting period, measured based on expected credit losses under the general approach, was nominal. Interest revenue is recognized by applying the EIR method and presented within revenue as interest revenue in the statement of income and comprehensive income. For the three months and six months ended June 30, 2024, the Company recognized interest revenue of $2.0 million and $2.9 million, respectively.

(b)	SolGold Loan Facility

On May 13, 2024, the Company funded $10.0 million to SolGold pursuant to the SolGold Term Loan. The SolGold Term Loan had a maturity date of July 19, 2024 and carried an interest rate of 12% per annum with interest payments deferred until maturity.

The SolGold Term Loan is measured at amortized cost less any impairment loss allowance. The Company determined that the impairment loss allowance on the SolGold Term Loan at the end of the reporting period was nominal. Interest revenue is recognized by applying the EIR method and presented within revenue as interest revenue in the statement of income and comprehensive income. For the three months and six months ended June 30, 2024, the Company recognized interest revenue of $0.2 million.

Subsequent to quarter-end, on July 17, 2024, SolGold paid $10.2 million as full repayment for the SolGold Term Loan and the SolGold Term Loan was terminated.

(c)	Skeena Convertible Debenture

On December 18, 2023, the Company advanced $18.7 million (C$25.0 million) to Skeena Resources Ltd. (“Skeena”) as a convertible debenture (the “Skeena Convertible Debenture”). The Skeena Convertible Debenture carried an interest rate of 7% and matured on the earlier of December 19, 2028, or on the completion of a project financing for Eskay Creek approved by the Board of Skeena. The Skeena Convertible Debenture was convertible into Skeena common shares at a conversion price of C$7.70. Interest payments were deferred and capitalized until maturity.

On June 26, 2024, following the completion of a project financing for Eskay Creek, the loan matured and the Company received $18.9 million (C$25.9 million) as full repayment for the Skeena Convertible Debenture.

The Skeena Convertible Debenture was measured at FVTPL using present value techniques and assumptions concerning the amount of and timing of future cash flows and discount rates which factored in the appropriate credit risk and the Black-Scholes option pricing model to calculate the fair value of the conversion option. Changes in the fair value of the Skeena Convertible Debenture were recognized as other income (expenses) in the statement of income and comprehensive income. For the three and six months ended June 30, 2024, the Company recognized a loss related to the change in fair value of the Skeena Convertible Debenture of $5.2 million and $5.7 million, respectively.

Interest income, calculated by applying the contractual interest rate of 7% to the principal outstanding at the end of each reporting period, is presented separately from changes in fair value and is included within revenue as other interest income in the statement of income and comprehensive income. For the three and six months ended June 30, 2024, the Company recognized other interest income of $0.3 million and $0.6 million, respectively.

(d)	EMX Term Loan

On June 19, 2024, the Company, through a wholly-owned subsidiary, entered into a term loan agreement with EMX to provide $35.0 million in funding. As at June 30, 2024, no amount had been advanced under the EMX Term Loan. The Company funded $35.0 million (net of a commitment fee equal to 1% of the principal amount), subsequent to quarter-end, on August 9, 2024.

The EMX Term Loan is a senior secured term loan which matures on July 1, 2024. Interest is payable monthly at a rate equal to the 3-Month SOFR plus an applicable margin between 3.0% and 4.25% depending on EMX’s net debt to adjusted EBITDA ratio. During each year, EMX may prepay $10.0 million of the principal amount outstanding without penalty, on a cumulative basis.